Condensed Consolidated Statements of Changes In Mezzanine Equity	Mezzanine Equity [Member] USD ($) shares
Balance at Mar. 31, 2025
Temproary equity, shares outstanding at Mar. 31, 2025 | shares
Issuance of mezzanine equity	$ 1,300,000
Issuance of mezzanine equity, shares | shares	1,500
Dividends on Series A preferred stock	$ 31,500
Adjustment to redemption value	353,150
Balance at Dec. 31, 2025	$ 1,684,650
Temproary equity, shares outstanding at Dec. 31, 2025 | shares	1,500